CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	¥ 50.0	¥ 50.0	¥ 32.0